UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
November 30, 2018
MFS®  Institutional
Money Market Portfolio

Portfolio of Investments
11/30/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Certificates of Deposit – 5.7%
Major Banks – 2.3%
Bank of Montreal/Chicago Branch, 2.4%, due 1/07/2019	$100,000,000	$ 99,997,666
Other Banks & Diversified Financials – 3.4%
Mizuho Corporate Bank Ltd./New York Branch, 2.47%, due 1/08/2019	$150,000,000	$ 150,021,071
Total Certificates of Deposit		$ 250,018,737
Commercial Paper (y) – 49.9%
Automotive – 7.8%
American Honda Finance Corp., 2.301%, due 12/07/2018	$130,586,000	$ 130,528,869
American Honda Finance Corp., 2.341%, due 12/10/2018	1,000,000	999,371
American Honda Finance Corp., 2.322%, due 12/13/2018	14,505,000	14,493,058
American Honda Finance Corp., 2.438%, due 1/16/2019	61,100,000	60,907,356
Toyota Motor Credit Corp., 2.344%, due 12/24/2018	77,500,000	77,383,233
Toyota Motor Credit Corp., 2.614%, due 2/13/2019	55,600,000	55,302,887
		$ 339,614,774
Computer Software - Systems – 4.8%
Apple, Inc., 2.211%, due 12/06/2018 (t)	$ 45,000,000	$ 44,983,313
Apple, Inc., 2.397%, due 1/16/2019 (t)	85,000,000	84,738,771
Apple, Inc., 2.398%, due 1/18/2019 (t)	78,345,000	78,093,552
		$ 207,815,636
Consumer Products – 4.1%
Colgate-Palmolive Co., 2.271%, due 12/04/2018 (t)	$ 45,000,000	$ 44,989,060
Colgate-Palmolive Co., 2.231%, due 12/10/2018 (t)	35,000,000	34,978,290
Procter & Gamble Co., 2.256%, due 1/07/2019 (t)	100,000,000	99,753,422
		$ 179,720,772
Energy - Integrated – 5.2%
Chevron Corp., 2.378%, due 1/22/2019 (t)	$100,000,000	$ 99,653,439
Chevron Corp., 2.41%, due 1/29/2019 (t)	79,640,000	79,325,422
Exxon Mobil Corp., 2.273%, due 12/21/2018	48,000,000	47,936,440
		$ 226,915,301
Food & Beverages – 9.2%
Coca-Cola Co., 2.306%, due 1/07/2019 (t)	$ 29,500,000	$ 29,426,637
Coca-Cola Co., 2.407%, due 1/14/2019 (t)	1,552,000	1,547,402
Coca-Cola Co., 2.409%, due 1/23/2019 (t)	50,000,000	49,819,550
Coca-Cola Co., 2.46%, due 1/31/2019 (t)	84,999,000	84,642,254
Coca-Cola Co., 2.441%, due 2/06/2019 (t)	42,000,000	41,805,078
Nestle Capital Corp., 2.302%, due 12/11/2018 (t)	26,900,000	26,881,629
Nestle Capital Corp., 2.262%, due 12/12/2018 (t)	4,250,000	4,246,828
Nestle Capital Corp., 2.272%, due 12/13/2018 (t)	100,000,000	99,919,039
Nestle Capital Corp., 2.283%, due 12/19/2018 (t)	35,965,000	35,922,045
Nestle Capital Corp., 2.336%, due 1/07/2019 (t)	25,000,000	24,938,171
		$ 399,148,633
Major Banks – 12.5%
Canadian Imperial Bank of Commerce, 2.477%, due 1/15/2019 (t)	$202,800,000	$ 202,196,737
JPMorgan Securities, LLC, 2.666%, due 2/19/2019 (t)	50,000,000	49,706,375
JPMorgan Securities, LLC, 2.667%, due 2/25/2019	31,068,000	30,869,035
JPMorgan Securities, LLC, 2.719%, due 3/04/2019	50,000,000	49,650,764
Sumitomo Mitsui Banking Corp., 2.242%, due 12/14/2018 (t)	20,200,000	20,182,576
Toronto-Dominion Bank, 2.437%, due 1/14/2019 (t)	46,500,000	46,361,953
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Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Major Banks – continued
Toronto-Dominion Bank, 2.51%, due 1/28/2019 (t)	$145,000,000	$ 144,405,666
		$ 543,373,106
Pharmaceuticals – 1.8%
Novartis Finance Corp., 2.271%, due 12/04/2018 (t)	$ 46,250,000	$ 46,238,618
Novartis Finance Corp., 2.261%, due 12/06/2018 (t)	23,000,000	22,991,471
Novartis Finance Corp., 2.356%, due 1/07/2019 (t)	10,000,000	9,975,342
		$ 79,205,431
Retailers – 4.5%
Wal-Mart Stores, Inc., 2.31%, due 12/03/2018 (t)	$ 43,500,000	$ 43,491,953
Wal-Mart Stores, Inc., 2.231%, due 12/04/2018 (t)	84,600,000	84,579,056
Wal-Mart Stores, Inc., 2.343%, due 12/17/2018 (t)	67,200,000	67,126,601
		$ 195,197,610
Total Commercial Paper		$2,170,991,263
U.S. Government Agencies and Equivalents (y) – 42.9%
Federal Home Loan Bank, 2.18%, due 12/05/2018	$186,350,000	$ 186,326,499
Federal Home Loan Bank, 2.196%, due 12/07/2018	40,030,000	40,019,904
Federal Home Loan Bank, 2.191%, due 12/12/2018	150,000,000	149,914,875
Federal Home Loan Bank, 2.245%, due 1/08/2019	98,620,000	98,387,257
Federal Home Loan Bank, 2.281%, due 1/10/2019	101,700,000	101,446,654
Federal Home Loan Bank, 2.338%, due 1/23/2019	150,000,000	149,498,500
Federal Home Loan Bank, 2.339%, due 2/01/2019	179,300,000	178,585,789
U.S. Treasury Bill, 2.085%, due 12/06/2018	125,500,000	125,477,868
U.S. Treasury Bill, 2.166%, due 12/11/2018	228,150,000	228,040,488
U.S. Treasury Bill, 2.177%, due 12/18/2018	186,943,000	186,775,334
U.S. Treasury Bill, 1.733%, due 1/03/2019	82,000,000	81,842,361
U.S. Treasury Bill, 2.256%, due 1/17/2019	150,000,000	149,574,141
U.S. Treasury Bill, 2.316%, due 2/07/2019	91,000,000	90,616,701
U.S. Treasury Bill, 2.331%, due 2/14/2019	100,000,000	99,530,316
Total U.S. Government Agencies and Equivalents		$1,866,036,687
Repurchase Agreements – 1.7%
Goldman Sachs Repurchase Agreement, 2.27%, dated 11/30/2018, due 12/03/2018, total to be received $10,001,866 (secured by U.S. Treasury and Federal Agency obligations valued at $10,200,002 in an individually traded account)	$ 10,000,000	$ 10,000,000
JPMorgan Chase & Co. Repurchase Agreement, 2.25%, dated 11/30/2018, due 12/03/2018, total to be received $63,339,711 (secured by U.S. Treasury obligations valued at $64,606,688 in an individually traded account)	63,328,000	63,328,000
Total Repurchase Agreements		$ 73,328,000

Other Assets, Less Liabilities – (0.2)%		(8,829,126)
Net Assets – 100.0%		$4,351,545,561
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
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Supplemental Information
11/30/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$4,360,374,687	$—	$4,360,374,687
For further information regarding security characteristics, see the Portfolio of Investments.
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ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2019

*	Print name and title of each signing officer under his or her signature.